LMCG GLOBAL MARKET NEUTRAL FUND and
LMCG GLOBAL MULTICAP FUND (together, the “Funds”)

Supplement dated November 18, 2014 to the Prospectus dated August 1, 2014

Effective November 18, 2014, all references to the name of the Funds’ investment adviser have been changed from Lee Munder Capital Group, LLC to LMCG Investments, LLC. Any reference to the former name is hereby replaced with LMCG Investments, LLC.

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.

LMCG GLOBAL MARKET NEUTRAL FUND and
LMCG GLOBAL MULTICAP FUND (together, the “Funds”)

Supplement dated November 18, 2014 to the Statement of Additional Information dated August 1, 2014

Effective November 18, 2014, all references to the name of the Funds’ investment adviser have been changed from Lee Munder Capital Group, LLC to LMCG Investments, LLC. Any reference to the former name is hereby replaced with LMCG Investments, LLC.

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.